UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-22472
(Investment Company Act File Number)

RiverNorth Opportunities Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

360 S. Rosemary Avenue, Suite 1420
West Palm Beach, FL 33401
(Address of Principal Executive Offices)

Marcus L. Collins, Esq.
RiverNorth Capital Management, LLC
360 S. Rosemary Avenue, Suite 1420
West Palm Beach, FL 33401
(Name and Address of Agent for Service)

(312) 832-1440
(Registrant’s Telephone Number)

Date of Fiscal Year End: July 31

Date of Reporting Period: January 31, 2023

Item 1.	Reports to Stockholders.

(a)

OPPORTUNISTIC INVESTMENT STRATEGIES

RIVERNORTH®

1.31.2023

Semi-Annual Report

RIVERNORTH OPPORTUNITIES FUND, INC.
(RIV)

RN

RiverNorth Opportunities Fund, Inc.	Table of Contents

Performance Overview	2
Statement of Investments	6
Statement of Assets and Liabilities	22
Statement of Operations	23
Statements of Changes in Net Assets	24
Financial Highlights	26
Notes to Financial Statements	29
Dividend Reinvestment Plan	43
Additional Information	45
Data Privacy Policies and Procedures	46

RiverNorth Opportunities Fund, Inc.	Performance Overview

January 31, 2023 (Unaudited)

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

RiverNorth Opportunities Fund, Inc.’s (the “Fund”) investment objective is total return consisting of capital appreciation and current income.

The Fund seeks to achieve its investment objective by pursuing a tactical asset allocation strategy and opportunistically investing under normal circumstances in closed-end funds ("CEFs"), exchange-traded funds ("ETFs"), business development companies ("BDCs" and collectively, "Underlying Funds") and special purpose acquisition companies ("SPACs").

RiverNorth Capital Management, LLC (the "Adviser") has the flexibility to change the Fund’s asset allocation based on its ongoing analysis of the equity, fixed income and alternative asset markets. The Adviser considers various quantitative and qualitative factors relating to the domestic and foreign securities markets and economies when making asset allocation and security selection decisions. While the Adviser continuously evaluates these factors, material shifts in the Fund’s asset class exposures will typically take place over longer periods of time.

PERFORMANCE as of January 31, 2023

	CUMULATIVE	AVERAGE ANNUAL
TOTAL RETURNS(1)	6 Months	1 Year	3 Year	5 Year	Since Inception(2)
RiverNorth Opportunities Fund, Inc. - NAV(3)	1.68%	-6.19%	5.03%	4.93%	7.40%
RiverNorth Opportunities Fund, Inc. - Market Price(4)	-9.43%	-12.34%	3.87%	2.90%	6.27%
S&P 500® Total Return Index	-0.44%	-8.22%	9.88%	9.54%	12.11%

(1)	Total returns assume reinvestment of all distributions.
(2)	The Fund commenced operations on December 24, 2015.
(3)	Performance returns are net of management fees and other Fund expenses.
(4)	Market price is the value at which the Fund trades on an exchange. This market price can be more or less than its NAV.

Performance data quoted represents past performance, which is not a guarantee of future results. Current performance may be lower or higher than the performance quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month end by calling (844) 569-4750 or by visiting www.rivernorth.com. Total return measures net investment income and capital gain or loss from portfolio investments. All performance shown assumes reinvestment of dividends and capital gains distributions.

2	www.rivernorth.com

RiverNorth Opportunities Fund, Inc.	Performance Overview

January 31, 2023 (Unaudited)

DISTRIBUTION TO COMMON STOCKHOLDERS

The Fund intends to make regular monthly distributions to stockholders at a constant and fixed (but not guaranteed) rate that is reset annually to a rate equal to a percentage of the average of the Fund’s NAV per share as reported for the final five trading days of the preceding calendar year. The Board of Directors approve the distribution and may adjust it from time to time. The monthly distribution amount paid from August 1, 2022 to December 31, 2022 was $0.17 per share and the Fund paid a distribution of $0.1278 on January 31, 2023. At times, to maintain a stable level of distributions, the Fund may pay out less than all of its net investment income or pay out accumulated undistributed income, or return of capital, in addition to current net investment income. In addition to the contributing factors referenced above, the Adviser believes that the Fund's level distribution policy did not have a material impact on the Fund's ability to execute on its investment strategy during the six months ended January 31, 2023.

Total annual expense ratio as a percentage of net assets attributable to common shares as of January 31, 2023, is 1.90% (excluding dividend expense and line of credit expense). Including dividend expense and line of credit expense, the expense ratio is 2.18%.

The Fund is a closed-end fund and does not continuously issue shares for sale as open-end mutual funds do. The Fund now trades only in the secondary market. Investors wishing to buy or sell shares need to place orders through an intermediary or broker and additional charges or commissions will apply. The share price of a closed-end fund is based on the market’s value.

Distributions may be paid from sources of income other than ordinary income, such as net realized short-term capital gains, net realized long-term capital gains and return of capital. The actual amounts and sources of the amounts for tax reporting purposes will depend upon a Fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. If a distribution includes anything other than net investment income, the Fund provides a Section 19(a) notice of the best estimate of its distribution sources at that time. These estimates may not match the final tax characterization (for the full year’s distributions) contained in shareholders’ 1099-DIV forms after the end of the year.

S&P 500® Total Return Index – A market value weighted index of 500 stocks chosen for market size, liquidity and industry grouping, among other factors. This index is designed to be a leading indicator of U.S. equities and is meant to reflect the risk/return characteristics of the large cap universe. This index reflects the effects of dividend reinvestment.

Indices are unmanaged; their returns do not reflect any fees, expenses, or sales charges.

An investor cannot invest directly in an index.

RiverNorth Capital Management, LLC is the investment adviser to the Fund.

Secondary market support provided to the Fund by ALPS Advisors, Inc.'s affiliate, ALPS Portfolio Solutions Distributor, Inc., a FINRA member.

Semi-Annual Report | January 31, 2023	3

RiverNorth Opportunities Fund, Inc.	Performance Overview

January 31, 2023 (Unaudited)

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

The graph below illustrates the growth of a hypothetical $10,000 investment assuming the purchase of common shares at NAV or the closing market price (NYSE: RIV) of $19.40 on December 24, 2015, and tracking its progress through January 31, 2023.

Past performance does not guarantee future results. Performance will fluctuate with changes in market conditions. Current performance may be lower or higher than the performance data shown. Performance information does not reflect the deduction of taxes that shareholders would pay on Fund distributions or the sale of Fund shares. An investment in the Fund involves risk, including loss of principal.

4	www.rivernorth.com

RiverNorth Opportunities Fund, Inc.	Performance Overview

January 31, 2023 (Unaudited)

ASSET ALLOCATION as of January 31, 2023^

^	Holdings are subject to change.
*	Represents securities sold short. Percentages are based on total net assets of the Fund.

TOP TEN HOLDINGS* as of January 31, 2023

% of Net Assets**
Blackrock ESG Capital Allocation Trust	9.60%
Blackrock Capital Allocation Trust	8.90%
Pershing Square Holdings Ltd.	6.88%
Nuveen Preferred & Income Securities Fund	4.62%
U.S. Treasury Note	4.02%
Barings BDC, Inc.	3.94%
Virtus Total Return Fund, Inc.	3.83%
Saba Capital Income & Opportunities Fund	3.82%
PIMCO Energy & Tactical Credit Opportunities Fund	3.62%
PIMCO Dynamic Income Opportunities Fund	3.62%
52.85%

*	Holdings are subject to change and exclude cash equivalents. Only long positions are listed.
**	Percentages are based on net assets attributable to common shareholders, including securities sold short.

Semi-Annual Report | January 31, 2023	5

RiverNorth Opportunities Fund, Inc.	Statement of Investments

January 31, 2023 (Unaudited)

Shares	Description	Value (Note 2)
CLOSED-END FUNDS - COMMON SHARES (67.82%)
452,491	Barings Corporate Investors	$6,380,123
309,239	Barings Participation Investors	4,051,031
361,666	BlackRock California Municipal Income Trust	4,148,309
1,618,437	BlackRock Capital Allocation Trust(a)	24,454,583
1,783,973	BlackRock ESG Capital Allocation Trust(a)	26,384,961
172,304	Blackrock Health Sciences Trust II	2,858,523
241,965	Calamos Global Dynamic Income Fund	1,531,638
108,835	Calamos Long/Short Equity & Dynamic Income Trust(a)	1,834,958
280,298	Clough Global Opportunities Fund	1,401,490
137,964	Cohen & Steers Tax-Advantaged Preferred Securities & Income Fund	2,753,761
345,374	First Trust High Yield Opportunities 2027 Term Fund	5,080,452
303,824	Invesco Dynamic Credit Opportunity Fund	3,408,905
1,665,376	Nuveen Preferred & Income Securities Fund	12,706,819
33,070	Nuveen Quality Municipal Income Fund	396,840
530,832	Pershing Square Holdings Ltd.	18,897,619
115,653	PGIM Short Duration High Yield Opportunities Fund	1,829,630
560,257	PIMCO Access Income Fund	8,745,612
697,893	PIMCO Dynamic Income Opportunities Fund	9,944,975
635,154	PIMCO Energy & Tactical Credit Opportunities Fund(a)	9,952,863
65,835	PIMCO High Income Fund	339,709
613,676	Pioneer Municipal High Income Fund Trust	5,762,418
1,275,236	Saba Capital Income & Opportunities Fund(a)	10,507,941
226,250	Special Opportunities Fund, Inc.	2,647,125
1,526,512	Virtus Total Return Fund, Inc.	10,532,933
1,003,697	Western Asset Inflation-Linked Opportunities & Income Fund	9,665,602

TOTAL CLOSED-END FUNDS - COMMON SHARES
(Cost $188,425,690)		186,218,820

BUSINESS DEVELOPMENT COMPANIES - COMMON SHARES (1.48%)
206,178	FS KKR Capital Corp.	4,053,459

TOTAL BUSINESS DEVELOPMENT COMPANIES - COMMON SHARES
(Cost $3,785,683)		4,053,459

Shares	Description	Rate	Maturity Date	Value (Note 2)
BUSINESS DEVELOPMENT COMPANIES - PREFERRED SHARES (3.28%)
224,207	First Eagle Alternative Capital BDC, Inc.	5.000%	05/25/26	5,262,138
117,106	Oxford Square Capital Corp.	6.500%	03/30/24	2,913,597
33,699	XAI Octagon Floating Rate Alternative Income Term Trust	6.500%	03/31/26	840,420

TOTAL BUSINESS DEVELOPMENT COMPANIES - PREFERRED SHARES
(Cost $9,154,535)				9,016,155

See Notes to Financial Statements.

6	www.rivernorth.com

RiverNorth Opportunities Fund, Inc.	Statement of Investments

January 31, 2023 (Unaudited)

Principal Amount	Description	Rate	Maturity Date	Value (Note 2)
BUSINESS DEVELOPMENT COMPANY NOTES (0.96%)
$1,450	New Mountain Finance Corp.	5.750%	08/15/23	1,464
2,923,130	PennantPark Floating Rate Capital, Ltd.	4.250%	04/01/26	2,641,953
				2,643,417

TOTAL BUSINESS DEVELOPMENT COMPANY NOTES
(Cost $2,922,047)				2,643,417

CORPORATE BONDS (11.14%)
6,459,394	Blackstone Private Credit Fund(b)	2.625%	12/15/26	5,535,220
2,856,157	Blackstone Private Credit Fund(b)	3.250%	03/15/27	2,500,190
3,082,262	Blackstone Secured Lending Fund	2.850%	09/30/28	2,507,773
3,072,928	Franklin BSP Lending Corp.	3.250%	03/30/26	2,718,326
1,300,000	Franklin BSP Lending Corp.(b)	4.850%	12/15/24	1,236,333
6,273,971	Hercules Capital, Inc.	3.375%	01/20/27	5,543,843
1,500,000	MidCap Financial Investment Corp.	5.250%	03/03/25	1,441,190
632,813	Owl Rock Capital Corp.	3.400%	07/15/26	571,740
357,143	Owl Rock Capital Corp. III	3.125%	04/13/27	303,885
2,492,428	OWL Rock Core Income Corp.(b)	3.125%	09/23/26	2,175,705
2,505,752	OWL Rock Core Income Corp.(b)	5.500%	03/21/25	2,447,519
2,718,300	OWL Rock Core Income Corp.(b)	7.750%	09/16/27	2,740,782
1,000,000	PennantPark Investment Corp.	4.000%	11/01/26	857,381
				30,579,887

TOTAL CORPORATE BONDS
(Cost $30,283,911)				30,579,887

Shares	Description	Value (Note 2)
SPECIAL PURPOSE ACQUISITION COMPANIES - COMMON SHARES/UNITS (28.64%)(c)
48,020	A SPAC I Acquisition Corp.	522,217
50,471	A SPAC II Acquisition Corp.	520,861
1,698	ABG Acquisition Corp. I	17,235
33,634	Accretion Acquisition Corp.	344,076
28,748	Achari Ventures Holdings Corp. I	298,979
28,640	Adit EdTech Acquisition Corp.	294,138
424	African Gold Acquisition Corp.	4,304
27,690	Alpha Star Acquisition Corp.	286,868
54,048	Alpine Acquisition Corp.	568,315
86,742	ALSP Orchid Acquisition Corp. I	896,479
23,792	AltEnergy Acquisition Corp.	244,463
7,852	Apeiron Capital Investment Cor	81,504
149,999	Ares Acquisition Corp.	1,523,990

See Notes to Financial Statements.

Semi-Annual Report | January 31, 2023	7

RiverNorth Opportunities Fund, Inc.	Statement of Investments

January 31, 2023 (Unaudited)

Shares	Description	Value (Note 2)
39,063	Arisz Acquisition Corp.	$398,247
43,543	Ault Disruptive Technologies Corp.	451,105
72,474	Aurora Technology Acquisition Corp.	743,583
109,048	Avalon Acquisition, Inc.	1,129,192
39,963	AXIOS Sustainable Growth Acquisition Corp.	414,616
2,380	B Riley Principal 250 Merger Corp.	23,931
51,497	Bannix Acquisition Corp.	530,162
1,235,529	Barings BDC, Inc.	10,823,234
109,282	Battery Future Acquisition Corp.	1,134,347
30,629	BioPlus Acquisition Corp.	316,857
47,978	Biotech Acquisition Co.	491,295
39,233	Black Mountain Acquisition Corp.	403,315
114,803	Blue Ocean Acquisition Corp.	1,189,359
49,546	Blue Safari Group Acquisition Corp.	523,206
27,078	Build Acquisition Corp.	273,759
76,882	Bullpen Parlay Acquisition Co.	798,804
47,584	Cactus Acquisition Corp. 1, Ltd.	491,543
25,000	Churchill Capital Corp. V	251,250
99,545	Churchill Capital Corp. VI	999,432
100,420	Churchill Capital Corp. VII	1,010,225
28,306	CIIG Capital Partners II, Inc.	289,995
62,670	ClimateRock	642,994
42,078	Colombier Acquisition Corp.	422,884
19,197	Corazon Capital V838 Monoceros Corp.	194,945
38,094	Counter Press Acquisition Corp.	411,987
23,340	Crescera Capital Acquisition Corp.	241,336
17,064	DHC Acquisition Corp.	173,370
35,317	Direct Selling Acquisition Corp.	366,944
12,896	dMY Technology Group, Inc. VI	130,765
9,604	Enterprise 4.0 Technology Acquisition Corp.	99,497
2,230	Euda Health Holdings, Ltd.	3,345
109,282	EVe Mobility Acquisition Corp.	1,131,069
34,274	Everest Consolidator Acquisition Corp.	353,708
9,609	ExcelFin Acquisition Corp.	98,973
37,839	Far Peak Acquisition Corp., Class A	384,066
27,116	FAST Acquisition Corp. II	273,600
67,522	FG Merger Corp.	696,489
32,014	Finnovate Acquisition Corp.	331,025
1,704	Fintech Evolution Acquisition Group	17,330
2	Fintech Evolution Acquisition Group - units	20
4,258	Flame Acquisition Corp.	43,176
8,538	Fusion Acquisition Corp. II	86,405
12,992	Fusion Acquisition Corp. II - units	131,219
30,880	FutureTech II Acquisition Corp.	334,739
25,269	G Squared Ascend II, Inc.	258,249
61,369	Games & Esports Experience Acquisition Corp.	637,010

See Notes to Financial Statements.

8	www.rivernorth.com

RiverNorth Opportunities Fund, Inc.	Statement of Investments

January 31, 2023 (Unaudited)

Shares	Description	Value (Note 2)
37,000	Gardiner Healthcare Acquisitions Corp.	$383,135
87,536	Genesis Growth Tech Acquisition Corp.	911,687
53,773	Genesis Unicorn Capital Corp.	559,239
65,531	Globalink Investment, Inc.	671,693
29,011	Goldenbridge Acquisition, Ltd.	302,295
1,744,753	Golub Capital BDC, Inc.	1,693,202
48,320	Graf Acquisition Corp. IV	486,099
31,409	Green Visor Financial Technology Acquisition Corp. I	326,654
65,633	Growth For Good Acquisition Corp.	668,144
41,904	GSR II Meteora Acquisition Corp.	428,049
50,143	Healthcare AI Acquisition Corp.	522,490
64,668	Horizon Space Acquisition I Corp.	664,140
14,300	Innovative International Acquisition Corp.	149,864
78,504	Integrated Rail and Resources Acquisition Corp.	811,739
87,536	Integrated Wellness Acquisition Corp.	904,247
6,412	Intelligent Medicine Acquisition Corp.	66,236
65,652	Jackson Acquisition Co.	670,635
46,148	Jupiter Wellness Acquisition Corp.	476,709
27,306	Kadem Sustainable Impact Corp.	275,791
64,922	Kairous Acquisition Corp. ltd	686,550
41,936	Kensington Capital Acquisition Corp. V	431,102
3	Kensington Capital Acquisition Corp. V - units	32
16,886	Khosla Ventures Acquisition Co. III	170,211
39,630	Lakeshore Acquisition II Corp.	407,793
110,736	LAMF Global Ventures Corp. I	1,146,118
40,000	Lazard Growth Acquisition Corp. I	406,400
9,574	Learn CW Investment Corp.	97,942
93,430	Legato Merger Corp. II	958,592
39,110	LF Capital Acquisition Corp. II, Class A	403,224
65,640	LIV Capital Acquisition Corp. II	678,718
19,191	M3-Brigade Acquisition III Corp.	195,748
12,832	McLaren Technology Acquisition Corp.	132,426
8,473	Medicus Sciences Acquisition Corp.	85,831
64,028	Mercato Partners Acquisition Corp.	663,330
50,249	Minority Equality Opportunities Acquisition, Inc.	535,152
14,063	Moolec Science SA	2,081
5,094	Moringa Acquisition Corp.	51,704
67,514	Mountain Crest Acquisition Corp. V	688,643
40,200	MSD Acquisition Corp.	408,432
3,438	MultiMetaVerse Holdings, Ltd.	7,736
62,576	Nabors Energy Transition Corp.	647,036
168	New Vista Acquisition Corp.	1,704
42,162	Newbury Street Acquisition Corp.	424,993
69,600	NorthView Acquisition Corp.	711,312
48,836	OceanTech Acquisitions I Corp.	514,243
58,799	OPY Acquisition Corp. I	612,392

See Notes to Financial Statements.

Semi-Annual Report | January 31, 2023	9

RiverNorth Opportunities Fund, Inc.	Statement of Investments

January 31, 2023 (Unaudited)

Shares	Description	Value (Note 2)
42,045	Orion Biotech Opportunities Corp.	$426,336
53,236	Oxus Acquisition Corp.	550,993
51,134	PHP Ventures Acquisition Corp.	537,930
12,159	Post Holdings Partnering Corp.	121,955
131,265	Power & Digital Infrastructure Acquisition II Corp.	1,337,590
38,068	Project Energy Reimagined Acquisition Corp.	384,677
68,145	PROOF Acquisition Corp. I	699,168
4,766	Pyrophyte Acquisition Corp.	49,662
30,397	Quantum FinTech Acquisition Corp.	309,137
68,194	Redwoods Acquisition Corp.	698,307
3,596	REE Automotive, Ltd.	1,798
64,612	RF Acquisition Corp.	661,627
92,054	ROC Energy Acquisition Corp.	1,002,928
61,950	Roth CH Acquisition V Co.	633,439
40,698	ScION Tech Growth II	414,306
65,165	Screaming Eagle Acquisition Corp.	658,166
65,652	Sculptor Acquisition Corp. I	696,239
6,402	Semper Paratus Acquisition Corp.	65,813
35,621	SHUAA Partners Acquisition Corp. I	370,280
6,760	Silver Spike Acquisition Corp. II	68,749
83,236	Sizzle Acquisition Corp.	863,990
65,587	Southport Acquisition Corp.	688,008
14,408	SportsMap Tech Acquisition Corp.	148,402
154,848	Spree Acquisition Corp. 1, Ltd.	1,602,677
61,260	ST Energy Transition I, Ltd.	661,914
268	SVF Investment Corp. 2	2,726
65,570	Swiftmerge Acquisition Corp.	673,404
3,390	Tailwind International Acquisition Corp.	34,425
33,890	Tastemaker Acquisition Corp.	350,761
27,051	Tech and Energy Transition Corp.	273,215
25,664	TG Venture Acquisition Corp.	263,313
12,390	TLGY Acquisition Corp.	135,051
76,994	Trine II Acquisition Corp.	796,118
39,232	Tristar Acquisition I Corp.	402,128
6,831	Twelve Seas Investment Co. II	69,130
1	Twelve Seas Investment Co. II - units	10
92,054	UTA Acquisition Corp.	999,246
31,196	Vahanna Tech Edge Acquisition I Corp.	322,567
51,495	Waverley Capital Acquisition Corp. 1	520,099
66,708	Welsbach Technology Metals Acquisition Corp.	685,758
52,742	WinVest Acquisition Corp.	550,099
49,336	Worldwide Webb Acquisition Corp.	505,201
60,341	Yotta Acquisition Corp.	612,461

TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES - COMMON SHARES/UNITS
(Cost $76,295,011)		78,647,327

See Notes to Financial Statements.

10	www.rivernorth.com

RiverNorth Opportunities Fund, Inc.	Statement of Investments

January 31, 2023 (Unaudited)

Shares	Description	Value (Note 2)
RIGHTS (0.07%)(c)
33,634	Accretion Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	$3,448
24,649	Allegro Merger Corp., Strike Price $11.50, Expires 12/31/2049	–
27,690	Alpha Star Acquisition Corp., Strike Price $0.01, Expires 12/13/2026	3,600
39,063	Arisz Acquisition Corp., Strike Price $11.50, Expires 05/01/2023	3,623
72,474	Aurora Technology Acquisition Corp., Strike Price $11.50, Expires 02/07/2028	7,610
39,963	AXIOS Sustainable Growth Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	4,995
51,497	Bannix Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	6,720
28,817	Blockchain Moon Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	2,305
49,546	Blue Safari Group Acquisition Corp., Strike Price $0.01, Expires 09/24/2026	4,759
21,512	Breeze Holdings Acquisition Corp., Strike Price $0.01, Expires 05/25/2027	2,928
11,614	Brilliant Acquisition Corp., Strike Price $11.50, Expires 12/31/2025	2,011
62,670	ClimateRock, Strike Price $0.01, Expires 06/01/2027	7,210
35,695	Data Knights Acquisition Corp., Strike Price $11.50, Expires 12/31/2028	1,726
28,601	Deep Medicine Acquisition Corp., Strike Price $11.50, Expires 10/26/2023	2,288
65,633	Financial Strategies Acquisition Corp., Strike Price $11.50, Expires 03/31/2028	4,922
65,531	Globalink Investment, Inc., Strike Price $11.50, Expires 08/19/2023	3,277
29,011	Goldenbridge Acquisition, Ltd., Strike Price $0.01, Expires 12/31/2049	6,818
2,619	GSR II Meteora Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	2,881
46,148	Jupiter Wellness Acquisition Corp., Strike Price $11.50, Expires 12/31/2049	5,099
64,922	Kairous Acquisition Corp. ltd, Strike Price $11.50, Expires 11/24/2023	14,283
39,630	Lakeshore Acquisition II Corp., Strike Price $0.01, Expires 12/31/2049	7,530
48,112	Mountain Crest Acquisition Corp. III, Strike Price $0.01, Expires 05/15/2026	13,952
67,514	Mountain Crest Acquisition Corp. V, Strike Price $0.01, Expires 12/31/2049	14,040

See Notes to Financial Statements.

Semi-Annual Report | January 31, 2023	11

RiverNorth Opportunities Fund, Inc.	Statement of Investments

January 31, 2023 (Unaudited)

Shares	Description	Value (Note 2)
36,206	Nocturne Acquisition Corp., Strike Price $0.01, Expires 12/29/2025	$5,795
69,600	NorthView Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	11,136
51,134	PHP Ventures Acquisition Corp., Strike Price $0.01, Expires 10/08/2022	11,009
32,618	Viveon Health Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	4,156
66,708	Welsbach Technology Metals Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	13,708
52,742	WinVest Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	5,585
60,341	Yotta Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	13,275

TOTAL RIGHTS
(Cost $306,635)		190,689

Shares	Description	Value (Note 2)
WARRANTS (0.15%)(c)
3,022	26 Capital Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	849
1,245	7GC & Co. Holdings, Inc., Strike Price $11.50, Expires 12/31/2026	107
16,817	Accretion Acquisition Corp., Strike Price $11.50, Expires 02/19/2023	719
23,244	Ace Global Business Acquisition, Ltd., Strike Price $11.50, Expires 12/31/2027	1,395
28,748	Achari Ventures Holdings Corp. I, Strike Price $11.50, Expires 08/05/2026	758
14,320	Adit EdTech Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	1,114
318	African Gold Acquisition Corp., Strike Price $11.50, Expires 03/13/2028	–
30,883	AGBA Group Holding, Ltd., Strike Price $11.50, Expires 05/10/2024	1,350
24,649	Allegro Merger Corp., Strike Price $11.50, Expires 12/31/2049	–
27,690	Alpha Star Acquisition Corp., Strike Price $11.50, Expires 12/13/2026	554
27,024	Alpine Acquisition Corp., Strike Price $11.50, Expires 05/01/2026	3,215
43,371	ALSP Orchid Acquisition Corp. I, Strike Price $11.50, Expires 11/30/2028	1,518
11,896	AltEnergy Acquisition Corp., Strike Price $11.50, Expires 11/02/2028	2,336

See Notes to Financial Statements.

12	www.rivernorth.com

RiverNorth Opportunities Fund, Inc.	Statement of Investments

January 31, 2023 (Unaudited)

Shares	Description	Value (Note 2)
698	Altitude Acquisition Corp., Strike Price $11.50, Expires 11/30/2027	$35
13,545	American Acquisition Opportunity, Inc., Strike Price $11.50, Expires 05/28/2026	448
67,418	Amprius Technologies, Inc., Strike Price $11.50, Expires 09/14/2027	22,922
8,612	Apexigen, Inc., Strike Price $11.50, Expires 08/31/2027	831
4,162	Appreciate Holdings, Inc., Strike Price $11.50, Expires 11/29/2027	271
20,000	Ares Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	16,000
15,090	Aries I Acquisition Corp., Strike Price $11.50, Expires 05/07/2023	1,161
39,063	Arisz Acquisition Corp., Strike Price $11.50, Expires 11/16/2026	1,070
72,474	Aurora Technology Acquisition Corp., Strike Price $11.50, Expires 02/07/2028	1,449
81,786	Avalon Acquisition, Inc., Strike Price $11.50, Expires 02/26/2023	6,338
39,963	AXIOS Sustainable Growth Acquisition Corp., Strike Price $11.50, Expires 02/16/2027	1,319
51,497	Bannix Acquisition Corp., Strike Price $11.50, Expires 02/19/2023	1,416
29,581	Better World Acquisition Corp., Strike Price $11.50, Expires 11/15/2027	2,958
23,989	Biotech Acquisition Co., Strike Price $11.50, Expires 11/30/2027	1,919
29,424	Black Mountain Acquisition Corp., Strike Price $11.50, Expires 10/15/2027	2,089
7,840	Blockchain Coinvestors Acquisition Corp. I, Strike Price $11.50, Expires 11/01/2028	670
28,817	Blockchain Moon Acquisition Corp., Strike Price $11.50, Expires 10/14/2026	865
57	BlueRiver Acquisition Corp., Strike Price $11.50, Expires 01/04/2026	3
21,512	Breeze Holdings Acquisition Corp., Strike Price $11.50, Expires 05/25/2027	1,938
49,850	Bridger Aerospace Group Holdings, Inc., Strike Price $11.50, Expires 01/25/2028	9,970
6,735	Brilliant Acquisition Corp., Strike Price $11.50, Expires 12/31/2025	337
9,026	Build Acquisition Corp., Strike Price $11.50, Expires 04/29/2023	496
23,792	Cactus Acquisition Corp. 1, Ltd., Strike Price $11.50, Expires 07/20/2023	930

See Notes to Financial Statements.

Semi-Annual Report | January 31, 2023	13

RiverNorth Opportunities Fund, Inc.	Statement of Investments

January 31, 2023 (Unaudited)

Shares	Description	Value (Note 2)
15,599	Cardio Diagnostics Holdings, Inc., Strike Price $11.50, Expires 12/01/2026	$1,053
1,867	CC Neuberger Principal Holdings III, Strike Price $11.50, Expires 12/31/2027	318
830	CF Acquisition Corp. IV, Strike Price $11.50, Expires 12/14/2025	66
6,768	CF Acquisition Corp. VIII, Strike Price $11.50, Expires 12/31/2027	252
9,909	Churchill Capital Corp. VI, Strike Price $11.50, Expires 12/31/2027	664
20,084	Churchill Capital Corp. VII, Strike Price $11.50, Expires 02/29/2028	1,422
14,153	CIIG Capital Partners II, Inc., Strike Price $11.50, Expires 02/28/2028	991
31,335	ClimateRock, Strike Price $11.50, Expires 06/01/2027	1,112
14,026	Colombier Acquisition Corp., Strike Price $11.50, Expires 12/31/2028	1,338
5,758	Concord Acquisition Corp., Strike Price $11.50, Expires 11/28/2025	6
6,399	Corazon Capital V838 Monoceros Corp., Strike Price $11.50, Expires 12/31/2028	192
2,087	Corner Growth Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	63
11,670	Crescera Capital Acquisition Corp., Strike Price $11.50, Expires 04/20/2028	582
5,688	DHC Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	104
19,208	Digital Health Acquisition Corp., Strike Price $11.50, Expires 10/14/2023	2,293
17,658	Direct Selling Acquisition Corp., Strike Price $11.50, Expires 11/23/2023	1,236
6,448	dMY Technology Group, Inc. VI, Strike Price $11.50, Expires 06/25/2023	1,535
26,572	DTRT Health Acquisition Corp., Strike Price $11.50, Expires 08/31/2029	27
9,479	Dune Acquisition Corp., Strike Price $11.50, Expires 10/29/2027	423
13,995	East Resources Acquisition Co., Strike Price $11.50, Expires 07/01/2027	2,379
2,171	ECARX Holdings, Inc., Strike Price $11.50, Expires 12/21/2027	195
14,153	Edify Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	885
6,303	EdtechX Holdings Acquisition Corp. II, Strike Price $11.50, Expires 06/15/2027	252

See Notes to Financial Statements.

14	www.rivernorth.com

RiverNorth Opportunities Fund, Inc.	Statement of Investments

January 31, 2023 (Unaudited)

Shares	Description	Value (Note 2)
4,802	Enterprise 4.0 Technology Acquisition Corp., Strike Price $11.50, Expires 09/24/2023	$155
14,136	Eucrates Biomedical Acquisition Corp., Strike Price $11.50, Expires 12/14/2025	704
54,501	Euda Health Holdings, Ltd., Strike Price $11.50, Expires 09/24/2026	5,265
17,137	Everest Consolidator Acquisition Corp., Strike Price $11.50, Expires 07/19/2028	273
4,804	ExcelFin Acquisition Corp., Strike Price $11.50, Expires 07/05/2023	310
12,613	Far Peak Acquisition Corp., Strike Price $11.50, Expires 12/07/2025	21
6,779	FAST Acquisition Corp. II, Strike Price $11.50, Expires 03/16/2026	3,728
65,633	Financial Strategies Acquisition Corp., Strike Price $11.50, Expires 03/31/2028	1,247
24,010	Finnovate Acquisition Corp., Strike Price $11.50, Expires 04/15/2023	624
568	Fintech Evolution Acquisition Group, Strike Price $11.50, Expires 03/31/2028	17
2,129	Flame Acquisition Corp., Strike Price $11.50, Expires 12/31/2028	1,916
37,823	Forafric Global PLC, Strike Price $11.50, Expires 06/09/2027	23,454
20,705	FOXO Technologies, Inc., Strike Price $11.50, Expires 08/01/2027	1,648
2,846	Fusion Acquisition Corp. II, Strike Price $11.50, Expires 12/31/2027	57
8,423	G Squared Ascend II, Inc., Strike Price $11.50, Expires 12/31/2026	420
67,312	Gardiner Healthcare Acquisitions Corp., Strike Price $11.50, Expires 07/30/2028	7,024
43,768	Genesis Growth Tech Acquisition Corp., Strike Price $11.50, Expires 05/19/2028	7,878
53,773	Genesis Unicorn Capital Corp., Strike Price $11.50, Expires 06/30/2026	4,302
960	Getaround, Inc., Strike Price $11.50, Expires 03/09/2026	56
42,380	GigCapital5, Inc., Strike Price $11.50, Expires 12/31/2028	1,369
65,531	Globalink Investment, Inc., Strike Price $11.50, Expires 12/03/2026	819
1,264	Golden Falcon Acquisition Corp., Strike Price $11.50, Expires 11/04/2026	209
29,011	Goldenbridge Acquisition, Ltd., Strike Price $11.50, Expires 10/28/2025	2,611
20,390	Gorilla Technology Group, Inc., Strike Price $11.50, Expires 07/14/2027	8,136

See Notes to Financial Statements.

Semi-Annual Report | January 31, 2023	15

RiverNorth Opportunities Fund, Inc.	Statement of Investments

January 31, 2023 (Unaudited)

Shares	Description	Value (Note 2)
9,664	Graf Acquisition Corp. IV, Strike Price $11.50, Expires 05/31/2028	$958
15,704	Green Visor Financial Technology Acquisition Corp. I, Strike Price $11.50, Expires 05/08/2023	589
41,904	GSR II Meteora Acquisition Corp., Strike Price $11.50, Expires 07/22/2023	7,962
7,150	Innovative International Acquisition Corp., Strike Price $11.50, Expires 04/03/2023	297
39,252	Integrated Rail and Resources Acquisition Corp., Strike Price $11.50, Expires 05/21/2023	6,096
43,768	Integrated Wellness Acquisition Corp., Strike Price $11.50, Expires 10/31/2028	12,176
3,206	Intelligent Medicine Acquisition Corp., Strike Price $11.50, Expires 11/05/2026	115
1,067	InterPrivate III Financial Partners, Inc., Strike Price $11.50, Expires 12/31/2027	96
16,682	Jaws Mustang Acquisition Corp., Strike Price $11.50, Expires 01/30/2026	1,093
13,653	Kadem Sustainable Impact Corp., Strike Price $11.50, Expires 03/16/2026	478
32,461	Kairous Acquisition Corp. ltd, Strike Price $11.50, Expires 09/15/2026	2,923
31,452	Kensington Capital Acquisition Corp. V, Strike Price $11.50, Expires 07/19/2023	5,661
15,057	Kingswood Acquisition Corp., Strike Price $11.50, Expires 05/01/2027	674
6,297	KINS Technology Group, Inc., Strike Price $11.50, Expires 12/31/2025	455
4,272	KludeIn I Acquisition Corp., Strike Price $11.50, Expires 08/07/2027	876
19,815	Lakeshore Acquisition II Corp., Strike Price $11.50, Expires 11/18/2026	718
55,368	LAMF Global Ventures Corp. I, Strike Price $11.50, Expires 04/04/2023	4,429
4,787	Learn CW Investment Corp., Strike Price $11.50, Expires 12/31/2028	428
46,715	Legato Merger Corp. II, Strike Price $11.50, Expires 02/05/2023	21,956
19,555	LF Capital Acquisition Corp. II, Strike Price $11.50, Expires 12/31/9999	589
51,222	Lionheart III Corp., Strike Price $11.50, Expires 03/19/2023	5,634
49,230	LIV Capital Acquisition Corp. II, Strike Price $11.50, Expires 02/16/2027	6,154
6,397	M3-Brigade Acquisition III Corp., Strike Price $11.50, Expires 05/11/2023	2,527

See Notes to Financial Statements.

16	www.rivernorth.com

RiverNorth Opportunities Fund, Inc.	Statement of Investments

January 31, 2023 (Unaudited)

Shares	Description	Value (Note 2)
5,591	Malacca Straits Acquisition Co., Ltd., Strike Price $11.50, Expires 06/30/2027	$419
7,755	Maquia Capital Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	244
6,416	McLaren Technology Acquisition Corp., Strike Price $11.50, Expires 03/03/2023	192
941	Medicus Sciences Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	4
32,014	Mercato Partners Acquisition Corp., Strike Price $11.50, Expires 12/28/2026	1,921
16,878	MicroAlgo, Inc., Strike Price $11.50, Expires 12/31/2027	928
50,249	Minority Equality Opportunities Acquisition, Inc., Strike Price $11.50, Expires 04/29/2023	1,744
41,578	Monterey Bio Acquisition Corp., Strike Price $11.50, Expires 06/07/2023	1,029
2,547	Moringa Acquisition Corp., Strike Price $11.50, Expires 02/10/2026	245
49,577	Mount Rainier Acquisition Corp., Strike Price $11.50, Expires 11/27/2026	10,637
13,723	MSP Recovery, Inc., Strike Price $0.01, Expires 02/14/2026	16,330
20,306	MultiMetaVerse Holdings, Ltd., Strike Price $11.50, Expires 03/15/2027	2,396
51,016	Murphy Canyon Acquisition Corp., Strike Price $11.50, Expires 02/03/2027	2,933
31,288	Nabors Energy Transition Corp., Strike Price $11.50, Expires 11/17/2026	2,503
56	New Vista Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	3
21,081	Newbury Street Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	1,897
9,620	Newcourt Acquisition Corp., Strike Price $11.50, Expires 04/12/2028	200
4,228	Noble Rock Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	254
34,800	NorthView Acquisition Corp., Strike Price $11.50, Expires 08/02/2027	1,305
6,549	Nuburu Inc, Strike Price $11.50, Expires 09/07/2027	511
48,836	OceanTech Acquisitions I Corp., Strike Price $11.50, Expires 05/10/2026	2,564
45,872	OmniLit Acquisition Corp., Strike Price $11.50, Expires 11/08/2026	3,899
8,341	Onyx Acquisition Co. I, Strike Price $11.50, Expires 11/30/2028	1,583
58,811	OPY Acquisition Corp. I, Strike Price $11.50, Expires 04/08/2023	9,004

See Notes to Financial Statements.

Semi-Annual Report | January 31, 2023	17

RiverNorth Opportunities Fund, Inc.	Statement of Investments

January 31, 2023 (Unaudited)

Shares	Description	Value (Note 2)
8,409	Orion Biotech Opportunities Corp., Strike Price $11.50, Expires 12/31/2027	$2,615
23,946	Osiris Acquisition Corp., Strike Price $11.50, Expires 05/01/2028	2,385
52,752	Oxbridge Acquisition Corp., Strike Price $11.50, Expires 08/12/2026	1,809
53,236	Oxus Acquisition Corp., Strike Price $11.50, Expires 08/26/2026	4,791
1,733	Peak Bio, Inc., Strike Price $11.50, Expires 12/31/2027	–
5,294	Phoenix Biotech Acquisition Corp., Strike Price $11.50, Expires 09/01/2026	269
25,567	PHP Ventures Acquisition Corp., Strike Price $11.50, Expires 12/04/2023	1,981
33	Pivotal Investment Corp. III, Strike Price $11.50, Expires 12/31/2027	2
36,403	Pontem Corp., Strike Price $11.50, Expires 12/31/2027	8,922
4,053	Post Holdings Partnering Corp., Strike Price $11.50, Expires 04/12/2026	567
7,982	Prenetics Global, Ltd., Strike Price $11.50, Expires 05/17/2027	966
35,388	Presto Automation, Inc., Strike Price $11.50, Expires 09/21/2027	4,954
2,250	Priveterra Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	162
4,219	Progress Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	211
19,034	Project Energy Reimagined Acquisition Corp., Strike Price $11.50, Expires 12/31/2028	1,677
15,120	ProSomnus, Inc., Strike Price $11.50, Expires 04/20/2028	1,400
33,768	Prospector Capital Corp., Strike Price $11.50, Expires 01/01/2025	3,073
30,397	Quantum FinTech Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	912
37,808	Relativity Acquisition Corp., Strike Price $11.50, Expires 02/11/2027	1,781
69	RMG Acquisition Corp. III, Strike Price $11.50, Expires 12/31/2027	8
30,975	Roth CH Acquisition V Co., Strike Price $11.50, Expires 12/10/2026	1,679
14,790	Sandbridge X2 Corp., Strike Price $11.50, Expires 12/31/2027	150
13,566	ScION Tech Growth II, Strike Price $11.50, Expires 01/28/2026	37
31,863	SeaStar Medical Holding Corp., Strike Price $11.50, Expires 01/26/2026	3,753
3,201	Semper Paratus Acquisition Corp., Strike Price $11.50, Expires 11/04/2026	76

See Notes to Financial Statements.

18	www.rivernorth.com

RiverNorth Opportunities Fund, Inc.	Statement of Investments

January 31, 2023 (Unaudited)

Shares	Description	Value (Note 2)
24,418	Senior Connect Acquisition Corp. I, Strike Price $11.50, Expires 12/31/2027	$1,526
1,690	Silver Spike Acquisition Corp. II, Strike Price $11.50, Expires 02/26/2026	31
41,618	Sizzle Acquisition Corp., Strike Price $11.50, Expires 03/12/2026	12,275
13,498	SoundHound AI, Inc., Strike Price $11.50, Expires 12/31/2027	2,970
10,806	SportsMap Tech Acquisition Corp., Strike Price $11.50, Expires 09/01/2027	589
77,424	Spree Acquisition Corp. 1, Ltd., Strike Price $11.50, Expires 12/22/2028	2,776
1,369	Sustainable Development Acquisition I Corp., Strike Price $11.50, Expires 12/31/2028	107
1,130	Tailwind International Acquisition Corp., Strike Price $11.50, Expires 03/01/2028	23
16,945	Tastemaker Acquisition Corp., Strike Price $11.50, Expires 01/07/2027	3,086
9,017	Tech and Energy Transition Corp., Strike Price $11.50, Expires 12/31/2027	271
25,664	TG Venture Acquisition Corp., Strike Price $11.50, Expires 08/13/2023	1,925
953	TKB Critical Technologies 1, Strike Price $11.50, Expires 10/29/2028	248
38,497	Trine II Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	3,249
19,616	Tristar Acquisition I Corp., Strike Price $11.50, Expires 12/31/2028	573
2,277	Twelve Seas Investment Co. II, Strike Price $11.50, Expires 03/02/2028	57
15,598	Vahanna Tech Edge Acquisition I Corp., Strike Price $11.50, Expires 11/30/2028	562
32,618	Viveon Health Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	1,305
17,165	Waverley Capital Acquisition Corp. 1, Strike Price $11.50, Expires 04/30/2027	1,256
52,742	WinVest Acquisition Corp., Strike Price $11.50, Expires 02/19/2023	1,181
24,668	Worldwide Webb Acquisition Corp., Strike Price $11.50, Expires 03/27/2023	1,899
60,341	Yotta Acquisition Corp., Strike Price $11.50, Expires 03/15/2027	4,375
9,060	ZeroFox Holdings, Inc., Strike Price $11.50, Expires 06/01/2027	1,442

See Notes to Financial Statements.

Semi-Annual Report | January 31, 2023	19

RiverNorth Opportunities Fund, Inc.	Statement of Investments

January 31, 2023 (Unaudited)

Shares	Description			Value (Note 2)
48,471	ZyVersa Therapeutics, Inc., Strike Price $11.50, Expires 12/20/2026			$3,393

TOTAL WARRANTS
(Cost $1,444,080)				413,909

GOVERNMENT BOND (16.36%)
4,000,000	U.S. Treasury Bond	4.000%	11/15/52	4,278,125
3,000,000	U.S. Treasury Note	3.000%	07/31/24	2,935,840
5,000,000	U.S. Treasury Note	3.250%	08/31/24	4,910,645
9,000,000	U.S. Treasury Note	4.250%	09/30/24	8,989,570
11,000,000	U.S. Treasury Note	4.500%	11/30/24	11,037,383
3,000,000	United States Treasury Bill	3.092%	07/13/23	2,938,271
5,000,000	United States Treasury Bill	4.520%	04/20/23	4,950,918
5,000,000	United States Treasury Bill	4.610%	07/27/23	4,888,330

TOTAL GOVERNMENT BOND
(Cost $44,967,062)				44,929,082

Shares	Description	7-Day Yield	Value (Note 2)
SHORT-TERM INVESTMENTS (5.63%)
15,425,359	State Street Institutional Treasury Money Market Fund Premier Class	4.169%	15,425,359

TOTAL SHORT-TERM INVESTMENTS
(Cost $15,425,359)			15,425,359

TOTAL INVESTMENTS (135.53%)
(Cost $373,010,013)			$372,118,104

Series A Cumulative Perpetual Preferred Shares (-35.60%)			(97,750,000)
Other Assets In Excess Of Liabilities (0.07%)(d)			221,619
NET ASSETS ATTRIBUTABLE TO COMMON SHAREHOLDERS (100.00%)			$274,589,723

See Notes to Financial Statements.

20	www.rivernorth.com

RiverNorth Opportunities Fund, Inc.	Statement of Investments

January 31, 2023 (Unaudited)

SCHEDULE OF SECURITIES SOLD SHORT

Description	Shares	Value (Note 2)
EXCHANGE TRADED FUNDS - COMMON SHARES (-16.49%)
Invesco S&P 500 Equal Weight ETF	(229,464)	$(34,816,573)
iShares® iBoxx High Yield Corporate Bond ETF	(17,787)	(1,357,682)
SPDR Blackstone Senior Loan ETF	(95,942)	(4,038,199)
SPDR Bloomberg Short Term High Yield Bond ETF	(202,869)	(5,075,782)

TOTAL EXCHANGE TRADED FUNDS - COMMON SHARES		(45,288,236)

TOTAL SECURITIES SOLD SHORT
(Proceeds $45,225,358)		$(45,288,236)

(a)	All or a portion of the security is pledged as collateral for securities sold short. As of January 31, 2023, the aggregate value of those securities was $13,653,890 representing 4.97% of net assets.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2023, the market value of those Rule 144A securities held by the Fund was $3,978,899 representing 1.45% of the Fund's net assets.

(c)	Non-income producing security.

(d)	Includes cash in the amount of $46,699,086 which is being held as collateral for securities sold short.

See Notes to Financial Statements.

Semi-Annual Report | January 31, 2023	21

RiverNorth Opportunities Fund, Inc.

Statement of Assets and Liabilities	January 31, 2023 (Unaudited)

ASSETS:
Investments, at value	$372,118,104
Deposit with broker for securities sold short	46,699,086
Foreign currency, at value (Cost $160)	174
Receivable for investments sold	1,716,717
Interest receivable	767,218
Dividends receivable	292,601
Deferred offering costs (Note 6)	286,092
Prepaid and other assets	129,456
Total Assets	422,009,448

LIABILITIES:
Securities sold short (Proceeds $45,225,372)	45,288,236
Dividend payable - Series A Cumulative Perpetual Preferred Shares	1,227,188
Payable for investments purchased	972,444
Payable to adviser	408,024
Payable to administrator	75,644
Accrued offering costs (Note 8)	159,264
Payable for custodian fees	8,374
Payable for professional fees	6,611
Other payables	1,523,940
Total Liabilities	49,669,725
Series A Cumulative Perpetual Preferred Shares, $0.0001 par value per share, 3,910,000 of shares authorized
Series A Cumulative Perpetual Preferred Shares (6.00%, $25 liquidation value per share, 3,910,000 shares issued and outstanding)	$97,750,000
Net Assets Attributable to Common Shareholders	$274,589,723

NET ASSETS CONSIST OF:
Paid-in capital	$303,869,852
Total distributable earnings/(accumulated deficit)	(29,280,129)
Net Assets Attributable to Common Shareholders	$274,589,723

PRICING OF SHARES:
Net Assets Attributable to Common Shareholders	$274,589,723
Shares of common stock outstanding (37,500,000 of shares authorized, at $0.0001 par value per share)	21,453,174
Net Asset Value Per Share Attributable to Common Shareholders	$12.80

Cost of Investments	$373,010,013

See Notes to Financial Statements.

22	www.rivernorth.com

RiverNorth Opportunities Fund, Inc.	Statement of Operations

For the Six Months Ended January 31, 2023 (Unaudited)

INVESTMENT INCOME:
Dividends	$9,875,118
Interest	1,461,809
Total Investment Income	11,336,927

EXPENSES:
Investment advisory fees	2,133,783
Dividend and interest expense - short sales	363,231
Administration fees	93,407
Legal fees	62,809
Printing fees	52,527
Director fees	27,692
Insurance fees	12,985
Transfer agent fees	8,708
Custodian fees	7,796
Audit and tax fees	7,533
Other expenses	11,004
Total Expenses	2,781,475
Net Investment Income	8,555,452

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investments	(8,783,480)
Securities sold short	620,037
Net realized loss	(8,163,443)
Net change in unrealized appreciation/depreciation on:
Investments	10,826,504
Securities sold short	(1,566,565)
Net change in unrealized appreciation/depreciation	9,259,939
Net Realized and Unrealized Gain on Investments	1,096,496
Dividends to Series A Cumulative Perpetual Preferred Shares	$(2,932,500)
Net Increase in Net Assets Attributable to Common Shareholders Resulting from Operations	$6,719,448

See Notes to Financial Statements.

Semi-Annual Report | January 31, 2023	23

RiverNorth Opportunities Fund, Inc.

Statements of Changes in Net Assets

	For the Six
	Months Ended	For the
	January 31, 2023	Year Ended
	(Unaudited)	July 31, 2022
OPERATIONS:
Net investment income	$8,555,452	$3,010,738
Net realized loss	(8,163,443)	(644,785)
Long-term capital gains from other investment companies	–	1,128,937
Net change in unrealized appreciation/depreciation	9,259,939	(20,966,192)
Net increase/(decrease) in net assets resulting from operations	9,651,948	(17,471,302)
Distributions to Series A Cumulative Perpetual Preferred Shareholders	(2,932,500)	(1,634,610)
Net increase/(decrease) in net assets attributable to common shareholders resulting from operations	6,719,448	(19,105,912)

TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From distributable earnings	(19,528,379)	(15,769,747)
From tax return of capital	–	(22,464,896)
Net decrease in net assets from distributions to common shareholders	(19,528,379)	(38,234,643)

PREFERRED SHARE TRANSACTIONS:
Issuance and offering costs for Cumulative Perpetual Preferred Shares	–	(3,699,671)
Net decrease in net assets attributable to common shareholders from preferred share transactions	–	(3,699,671)

COMMON SHARE TRANSACTIONS:
Proceeds from sales of shares, net of offering costs	38,034,976	95,791,104
Dividend Reinvestment	836,632	2,227,599
Net increase in net assets attributable to common shareholders from capital share transactions	38,871,608	98,018,703

Net Increase in Net Assets Attributable to Common Shareholders	26,062,677	36,978,477

NET ASSETS ATTRIBUTABLE TO COMMON SHAREHOLDERS:
Beginning of period	248,689,730	211,711,253
End of period	$274,752,407	$248,689,730

OTHER INFORMATION:
Common Share Transactions:
Shares outstanding - beginning of period	18,291,243	12,436,466
Shares issued in connection with public offering	3,097,795	5,708,985
Shares issued as reinvestment of dividends	64,136	145,792
Shares outstanding - end of period	21,453,174	18,291,243

See Notes to Financial Statements.

24	www.rivernorth.com

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RiverNorth Opportunities Fund, Inc.	Financial Highlights

For a share outstanding throughout the periods presented.

Net asset value - beginning of period
Income/(loss) from investment operations:
Net investment income(b)
Net realized and unrealized gain/(loss)
Total income/(loss) from investment operations
Less distributions to common shareholders:
From net investment income
From net realized gains
From tax return of capital
Total distributions to common shareholders
Less distributions to preferred shareholders:
From net investment income(b)
Total distributions to preferred shareholders
Common share transactions:
Dilutive effect of rights offering
Common share offering costs charged to paid-in capital
Total common share transactions
Preferred Share issuance and offering costs charged to paid-in capital
Total preferred share transactions
Net increase/(decrease) in net asset value
Net asset value - end of period
Market price - end of period
Total Return -Net Asset Value(j)
Total Return - Market Price(j)
Supplemental Data:
Net assets, end of period (in thousands)
Ratios to Average Net Assets (including dividend expense and line of credit expense)
Total expenses
Net investment income
Ratios to Average Net Assets (excluding dividend expense and line of credit expense)
Total expenses
Net investment income
Portfolio turnover rate
Borrowings at End of Period
Loan Payable (in thousands)
Asset Coverage Per $1,000 of loan payable (in thousands)(m)
Cumulative Perpetual Preferred Stock (in thousands)
Asset coverage per share of Cumulative Perpetual Preferred Stock(n)

Involuntary liquidating preference per share of Series A Cumulative Perpetual Preferred Stock Average market value per share of Series A Cumulative Preferred Stock

See Notes to Financial Statements.

26	www.rivernorth.com

RiverNorth Opportunities Fund, Inc.	Financial Highlights

 For a share outstanding throughout the periods presented.

For the Six Months Ended January 31, 2023 (Unaudited)		For the Year Ended July 31, 2022		For the Year Ended July 31, 2021		For the Year Ended July 31, 2020		For the Year Ended July 31, 2019		For the Period Ended July 31, 2018(a)
$13.60		$17.02		$14.89		$17.39		$19.07		$20.48
0.43		0.18		0.31		0.41		0.55		0.44
0.02		(0.85)		4.03		(0.56)		0.29		0.40
0.45		(0.67)		4.34		(0.15)		0.84		0.84
(0.98)		(0.70)		(0.72)		(0.51)		(0.63)		(0.47)
–		(0.24)		(1.37)		(0.00	)(c)	(0.41)		(1.34)
–		(1.34)		–		(1.60)		(1.20)		(0.08)
(0.98)		(2.28)		(2.09)		(2.11)		(2.24)		(1.89)
(0.15)		(0.10)		–		–		–		–
(0.15)		(0.10)		–		–		–		–
(0.10	)(d)	(0.13	)(e)	(0.08	)(f)	(0.21	)(g)	(0.26	)(h)	(0.32	)(i)
(0.01)		(0.02)		(0.04)		(0.03)		(0.02)		(0.04)
(0.11)		(0.15)		(0.12)		0.24		(0.28)		(0.36)
(0.01)		(0.22)		–		–		–		–
(0.01)		(0.22)		–		–		–		–
(0.80)		(3.42)		2.13		(2.50)		(1.68)		(1.41)
$12.80		$13.60		$17.02		$14.89		$17.39		$19.07
$12.25		$14.60		$18.21		$14.81		$17.38		$19.14
1.68	%(k)	(7.41%)		30.09%		(1.75%)		3.77%		2.56	%(k)
(9.43	%)(k)	(7.10%)		39.94%		(2.22%)		3.33%		2.84	%(k)
$274,752		$248,690		$211,711		$139,166		$124,664		$101,624
2.18	%(l)	1.91%		1.91%		2.06%		2.17%		2.07	%(l)
6.69	%(l)	1.18%		1.87%		2.59%		3.11%		3.03	%(l)
1.90	%(l)	1.58%		1.45%		1.54%		1.56%		1.72	%(l)
6.97	%(l)	1.51%		2.33%		3.11%		3.72%		2.68	%(l)
36	%(k)	119%		190%		133%		76%		74	%(k)
–		–		–		$7,500		–		–
–		–		–		19,556		–		–
$97,750		$97,750		–		–		–		–
95		89		–		–		–		–

$25.00		$25.00		–		–		–		–
$23.65		$24.41		–		–		–		–

See Notes to Financial Statements.

Semi-Annual Report | January 31, 2023	27

RiverNorth Opportunities Fund, Inc.	Financial Highlights

For a share outstanding throughout the periods presented.

(a)	Effective July 16, 2018, the Board approved changing the fiscal year-end of the Fund from October 31 to July 31.

(b)	Calculated using average common shares throughout the period.

(c)	Less than ($0.005) per share.

(d)	Represents the impact of the Fund's rights offering of 2,752,078 common shares in November 2022 at a subscription price per share based on a formula. For more details, please refer to Note 8 of the Notes to Financial Statements.

(e)	Represents the impact of the Fund's rights offering of 4,373,407 common shares in November 2021 at a subscription price per share based on a formula. For more details, please refer to Note 8 of the Notes to Financial Statements.

(f)	Represents the impact of the Fund's rights offering of 575,706 common shares in November 2020 at a subscription price per share based on a formula. For more details, please refer to Note 8 of the Notes to Financial Statements.

(g)	Represents the impact of the Fund's rights offering of 2,163,193 common shares in November 2019 at a subscription price per share based on a formula.

(h)	Represents the impact of the Fund's rights offering of 1,790,000 common shares in November 2018.

(i)	Represents the impact of the Fund's rights offering of 1,564,710 common shares in November 2017.

(j)	Total investment return is calculated assuming a purchase of a common share at the opening on the first day and a sale at closing on the last day of each period reported. For purposes of this calculation, dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions, if any. Periods less than one year are not annualized.

(k)	Not annualized.

(l)	Annualized.

(m)	Calculated by subtracting the Fund's total liabilities (excluding the principal amount of Loan Payable) from the Fund's total assets and dividing by the principal amount of the Loan Payable and then multiplying by $1,000.

(n)	The asset coverage ratio for a class of senior securities representing stock is calculated as the Fund's total assets, less all liabilities and indebtedness not represented by the Fund's senior securities, divided by secured senior securities representing indebtedness plus the aggregate of the involuntary liquidation preference of secured senior securities which are stock. With respect to the Preferred Stock, the asset coverage per share is expressed in terms of dollar amounts per share of outstanding Preferred Stock (based on a liquidation preference of $25).

See Notes to Financial Statements.

28	www.rivernorth.com

RiverNorth Opportunities Fund, Inc.	Notes to Financial Statements

January 31, 2023 (Unaudited)

1. ORGANIZATION

RiverNorth Opportunities Fund, Inc. (the “Fund”) is a Maryland corporation registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund’s investment objective is total return consisting of capital appreciation and current income. The Fund seeks to achieve its investment objective by pursuing a tactical asset allocation strategy and opportunistically investing under normal circumstances in closed-end funds, exchange-traded funds (“ETFs), business development companies (“BDCs” and collectively, "Underlying Funds") and special purpose acquisition companies ("SPACs"). All Underlying Funds are registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund incurs higher and additional expenses when it invests in Underlying Funds. There is also the risk that the Fund may suffer losses due to the investment practices or operations of the Underlying Funds. To the extent that the Fund invests in one or more Underlying Funds that concentrate in a particular industry, the Fund would be vulnerable to factors affecting that industry and the concentrating Underlying Funds’ performance, and that of the Fund, may be more volatile than Underlying Funds that do not concentrate. In addition, one Underlying Fund may purchase a security that another Underlying Fund is selling.

The Fund may be converted to an open-end investment company at any time if approved by two-thirds of the Fund's Board of Directors (the "Board") and at least two-thirds of the Fund’s total outstanding shares. If the Fund converted to an open-end investment company, it would be required to redeem all preferred stock of the Fund then outstanding, if any (requiring in turn that it liquidate a portion of its investment portfolio). Conversion to open-end status could also require the Fund to modify certain investment restrictions and policies. The Board may at any time (but is not required to) propose conversion of the Fund to open-end status, depending upon its judgment regarding the advisability of such action in light of circumstances then prevailing.

Under normal circumstances, the Fund intends to maintain long positions in Underlying Funds, but may engage in short sales for investment purposes. When the Fund engages in a short sale, it sells a security it does not own and, to complete the sale, borrows the same security from a broker or other institution. The Fund may benefit from a short position when the shorted security decreases in value.

2. SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates: The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures, including the disclosure of contingent assets and liabilities, in the financial statements during the period reported. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Fund ultimately realizes upon sale of the securities. The Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946. The financial statements have been prepared as of the close of the New York Stock Exchange (“NYSE”) on January 31, 2023.

Semi-Annual Report | January 31, 2023	29

RiverNorth Opportunities Fund, Inc.	Notes to Financial Statements

January 31, 2023 (Unaudited)

Portfolio Valuation: The net asset value per share of the Fund is determined daily, on each day that the NYSE is open for trading, as of the close of regular trading on the NYSE (normally 4:00 p.m. New York time). The Fund’s net asset value per share is calculated by dividing the value of the Fund’s total assets, less its liabilities by the number of shares outstanding.

Effective September 8, 2022, and pursuant to the requirements of Rule 2a-5 under the 1940 Act, the Board approved updated valuation procedures for the Fund and designated the Adviser as the Fund's valuation designee to make all fair valuation determinations with respect to the Fund's portfolio investments, subject to the Board's oversight. Marketable securities listed on foreign or U.S. securities exchanges generally are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and ask prices on the exchange where such securities are primarily traded. Fixed income securities, including corporate bonds and convertible corporate bonds are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services. If the independent primary or secondary pricing service is unable to provide a price for a security, if the price provided by the independent primary or secondary pricing service is deemed unreliable, or if events occurring after the close of the market for a security but before the time as of which the Fund values its shares would materially affect net asset value, such security will be valued at its fair value as determined in good faith under procedures approved by the valuation designee.

When applicable, fair value of an investment is determined by the valuation designee. In fair valuing the Fund’s investments, consideration is given to several factors, which may include, among others, the following: the fundamental business data relating to the issuer, borrower, or counterparty; an evaluation of the forces which influence the market in which the investments are purchased and sold; the type, size and cost of the investment; the information as to any transactions in or offers for the investment; the price and extent of public trading in similar securities (or equity securities) of the issuer, or comparable companies; the coupon payments, yield data/cash flow data; the quality, value and saleability of collateral, if any, securing the investment; the business prospects of the issuer, borrower, or counterparty, as applicable, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer’s, borrower’s, or counterparty’s management; the prospects for the industry of the issuer, borrower, or counterparty, as applicable, and multiples (of earnings and/or cash flow) being paid for similar businesses in that industry; one or more independent broker quotes for the sale price of the portfolio security; and other relevant factors.

Securities Transactions and Investment Income: Investment security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discounts and amortization of premiums calculated using yield to maturity, is accrued and recorded as earned. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the specific identification method for both financial reporting and tax purposes.

Preferred Stock: In accordance with ASC 480-10-25, the Fund's Series A Term preferred shares have been classified as equity on the Statement of Assets and Liabilities. Refer to "Note 7. Cumulative Perpetual Preferred Stock" for further details.

30	www.rivernorth.com

RiverNorth Opportunities Fund, Inc.	Notes to Financial Statements

January 31, 2023 (Unaudited)

Fair Value Measurements: Investments and derivatives in the Fund are recorded at their fair value. The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

Semi-Annual Report | January 31, 2023	31

RiverNorth Opportunities Fund, Inc.	Notes to Financial Statements

January 31, 2023 (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2023:

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Closed-End Funds - Common Shares	$186,218,820	$–	$–	$186,218,820
Business Development Companies - Preferred Shares	9,016,155	–	–	9,016,155
Business Development Companies - Common Shares	4,053,459	–	–	4,053,459
Business Development Company Notes	–	2,643,417	–	2,643,417
Corporate Bonds	–	30,579,887	–	30,579,887
Special Purpose Acquisition Companies - Common Shares/Units	76,954,125	1,693,202	–	78,647,327
Rights	190,689	–	–	190,689
Warrants	408,579	5,330	–	413,909
Government Bond	–	44,929,082	–	44,929,082
Short-Term Investments	15,425,359	–	–	15,425,359
Total	$292,267,186	$79,850,918	$–	$372,118,104
Other Financial Instruments Liabilities:
Securities Sold Short Exchange Traded Funds - Common Shares	$(45,288,236)	$–	$–	$(45,288,236)
Total	$(45,288,236)	$–	$–	$(45,288,236)

The Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value, and there were no transfers into or out of Level 3, during the year.

Short Sale Risks: The Fund and the Underlying Funds may engage in short sales. A short sale is a transaction in which a fund sells a security it does not own in anticipation that the market price of that security will decline. To establish a short position, a fund must first borrow the security from a broker or other institution. The fund may not always be able to borrow a security at a particular time or at an acceptable price. Accordingly, there is a risk that a fund may be unable to implement its investment strategy due to the lack of available securities or for other reasons. After selling a borrowed security, a fund is obligated to “cover” the short sale by purchasing and returning the security to the lender at a later date. The Fund and the Underlying Funds cannot guarantee that the security will be available at an acceptable price. Positions in shorted securities are speculative and more risky than long positions (purchases) in securities because the maximum sustainable loss on a security purchased is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk. Short selling will also result in higher transaction costs (such as interest and dividends), and may result in higher taxes, which reduce a fund’s return.

32	www.rivernorth.com

RiverNorth Opportunities Fund, Inc.	Notes to Financial Statements

January 31, 2023 (Unaudited)

Special Purpose Acquisition Company Risk: The Fund may invest in SPACs. SPACs are collective investment structures that pool funds in order to seek potential acquisition opportunities. SPACs are generally publicly traded companies that raise funds through an initial public offering (“IPO”) for the purpose of acquiring or merging with another company to be identified subsequent to the SPAC’s IPO. The securities of a SPAC are often issued in “units” that include one share of common stock and one right or warrant (or partial right or warrant) conveying the right to purchase additional shares or partial shares. Unless and until an acquisition is completed, a SPAC generally invests its assets (less an amount to cover expenses) in U.S. Government securities, money market fund securities and cash. SPACs and similar entities may be blank check companies with no operating history or ongoing business other than to seek a potential acquisition. Accordingly, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Certain SPACs may seek acquisitions only in limited industries or regions, which may increase the volatility of their prices. If an acquisition or merger that meets the requirements for the SPAC is not completed within a predetermined period of time, the invested funds are returned to the entity’s shareholders, less certain permitted expenses. Accordingly, any rights or warrants issued by the SPAC will expire worthless. Certain private investments in SPACs may be illiquid and/or be subject to restrictions on resale. Additionally, the Fund may acquire certain private rights and other interests issued by a SPAC (commonly referred to as “founder shares”), which may be subject to forfeiture or expire worthless and which typically have more limited liquidity than SPAC shares issued in an IPO. To the extent the SPAC is invested in cash or similar securities, this may impact a Fund’s ability to meet its investment objective.

Private Debt Risk: The Fund may invest in notes issued by private funds (“private debt”). Private debt often may be illiquid and is typically not listed on an exchange and traded less actively than similar securities issued by public funds. For certain private debt, trading may only be possible through the assistance of the broker who originally brought the security to the market and has a relationship with the issuer. Due to the limited trading market, independent pricing services may be unable to provide a price for private debt, and as such the fair value of the securities may be determined in good faith under procedures approved by the Board, which typically will include the use of one or more independent broker quotes.

Rights and Warrants Risks: Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

Rights are usually granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued to the public. The right entitles its holder to buy common stock at a specified price. Rights have similar features to warrants, except that the life of a right is typically much shorter, usually a few weeks.

Semi-Annual Report | January 31, 2023	33

RiverNorth Opportunities Fund, Inc.	Notes to Financial Statements

January 31, 2023 (Unaudited)

On October 28, 2020, the SEC adopted Rule 18f-4 under the 1940 Act providing for the regulation of the use of derivatives and certain related instruments by registered investment companies. Rule 18f-4 prescribes specific value-at-risk leverage limits for certain derivatives users. In addition, Rule 18f-4 requires certain derivatives users to adopt and implement a derivatives risk management program (including the appointment of a derivatives risk manager and the implementation of certain testing requirements) and prescribes reporting requirements in respect of derivatives. Subject to certain conditions, if a fund qualifies as a “limited derivatives user,” as defined in Rule 18f-4, it is not subject to the full requirements of Rule 18f-4. In connection with the adoption of Rule 18f-4, the SEC rescinded certain of its prior guidance regarding asset segregation and coverage requirements in respect of derivatives transactions and related instruments. The Fund was required to comply with Rule 18f-4 beginning August 19, 2022 and has adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f-4.Rule 18f-4 under the 1940 Act requires funds that invest in derivatives above a specified amount to adopt and implement a derivatives risk management program ("DRMP") administered by a derivatives risk manager that is appointed by and overseen by the fund's board of trustees, and to comply with an outer limit on fund leverage risk based on value at risk, or "VaR." The Fund has established a DRMP and appointed a derivatives risk manager to administer the DRMP, consistent with Rule 18f-4.

During the six months ended January 31, 2023, the Fund invested in rights and warrants, which are disclosed in the Statement of Investments.

The effect of derivative instruments on the Statement of Assets and Liabilities as of January 31, 2023:

	Asset Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Value
Equity Contracts (Rights)	Investments, at value	$190,689
Equity Contracts (Warrants)	Investments, at value	413,909
		$604,598

34	www.rivernorth.com

RiverNorth Opportunities Fund, Inc.	Notes to Financial Statements

January 31, 2023 (Unaudited)

The effect of derivative instruments on the Statement of Operations for the six months ended January 31, 2023:

Risk Exposure	Statement of Operations Location	Realized Gain/(Loss) on Derivatives	Change in Unrealized Appreciation/ (Depreciation) on Derivatives
Equity Contracts (Rights)	Net realized gain/(loss) on investments/ Net change in unrealized appreciation/depreciation on investments	$(25,576)	$95,379
Equity Contracts (Warrants)	Net realized gain/(loss) on investments/ Net change in unrealized appreciation/depreciation on investments	(380,444)	348,497
Total		$(406,020)	$443,876

The Fund’s average fair value of rights and warrants held for the six months ended January 31, 2023 were $146,915 and $384,575 respectively.

Market and Geopolitical Risk: The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Fund owns and the markets in which the securities trade. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. There is a risk that you may lose money by investing in the Fund.

Other: The Fund holds certain investments which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or long-term capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

Semi-Annual Report | January 31, 2023	35

RiverNorth Opportunities Fund, Inc.	Notes to Financial Statements

 January 31, 2023 (Unaudited)

3. INVESTMENT ADVISORY AND OTHER AGREEMENTS

Effective October 1, 2022, RiverNorth Capital Management, LLC ("RiverNorth") serves as the adviser to the Fund under the Fund's new Investment Advisory Agreement with RiverNorth (the "Advisory Agreement"). Pursuant to the Advisory Agreement, the Fund pays RiverNorth an annual management fee of 1.30% of the Fund’s average daily managed assets, calculated as the total assets of the Fund, including assets attributable to leverage, less liabilities other than debt representing leverage and any preferred stock that may be outstanding, for the services and facilities it provides to the Fund (the “Unified Management Fee”). Out of the Unified Management Fee, the Adviser will pay substantially all expenses of the Fund, including the compensation of the Sub-Adviser, the cost of transfer agency, custody, fund administration, legal, audit, independent directors and other services, except for costs, including interest expenses, of borrowing money or engaging in other types of leverage financing including, without limit, through the use by the Fund of tender option bond transactions or preferred shares, distribution fees or expenses, brokerage expenses, taxes and governmental fees, fees and expenses of any underlying funds in which the Fund invests, dividend and interest expense on short positions, fees and expenses of the legal counsel for the Fund's independent directors, fees and expenses associated with shareholder meetings involving certain non-routine matters, shareholder proposals or contested elections, costs associated with any future share offerings, tender offers and other share repurchases and redemptions, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The Unified Management Fee is designed to pay substantially all of the Fund’s expenses and to compensate the Adviser for providing services for the Fund.

Formerly, ALPS Advisors, Inc. (“AAI”) served as the Fund’s investment adviser pursuant to an Investment Advisory Agreement with the Fund. As compensation for its services to the Fund, AAI received an annual investment advisory fee of 1.00% based on the Fund’s average daily Managed Assets (as defined below). Formerly RiverNorth served as the sub-adviser to the Fund pursuant to an Investment Sub-Advisory Agreement between AAI and RiverNorth. As compensation for RiverNorth's services to the Fund as sub-adviser, AAI paid RiverNorth an annual fee of 0.85% based on the Fund’s average daily Managed Assets.

ALPS Fund Services, Inc. (‘‘AFS’’) serves as administrator to the Fund. Under an Administration, Bookkeeping and Pricing Services Agreement, AFS is responsible for calculating the net asset values, providing additional fund accounting and tax services, and providing fund administration and compliance-related services to the Fund. AFS is entitled to receive a monthly fee, accrued daily based on the Fund’s average Managed Assets, as defined below, plus a fixed fee for completion of certain regulatory filings and reimbursement for certain out-of-pocket expenses. Effective October 1, 2022, these fees are paid by the Adviser, not the Fund, out of the Unified Management Fee.

DST Systems, Inc. (‘‘DST’’), the parent company of AFS, serves as the Transfer Agent to the Fund. Under the Transfer Agency Agreement, DST is responsible for maintaining all shareholder records of the Fund. DST is entitled to receive an annual minimum fee of $22,500 per share class outstanding, plus out-of-pocket expenses. DST is a wholly-owned subsidiary of SS&C Technologies Holdings, Inc. (“SS&C”), a publicly traded company listed on the NASDAQ Global Select Market. Effective October 1, 2022, these fees are paid by the Adviser, not the Fund, out of the Unified Management Fee.

36	www.rivernorth.com

RiverNorth Opportunities Fund, Inc.	Notes to Financial Statements

January 31, 2023 (Unaudited)

The Fund pays no salaries or compensation to its officers or to interested Directors employed by the Adviser. For their services, the Directors of the Fund, who are not employed by the Adviser, receive an annual retainer in the amount of $17,000, an additional $2,000 for attending each meeting of the Board and $1,000 for attending a special meeting of the Board. In addition, the Independent Chairman receives an additional $10,000 annually. The Directors not employed by the Adviser, are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings of the Board. Effective October 1, 2022, these fees are paid by the Adviser, not the Fund, out of the Unified Management Fee.

Certain officers of the Fund are also employees of AAI and AFS. A Director is an officer of RiverNorth.

Managed Assets: For these purposes, the term Managed Assets is defined as the total assets of the Fund, including assets attributable to leverage, minus liabilities (other than debt representing leverage and any preferred stock that may be outstanding), calculated as of 4:00 p.m. Eastern time on such day or as of such other time or times as the Board may determine in accordance with the provisions of applicable law and of the declaration and bylaws of the Fund and with resolutions of the Board as from time to time in force.

4. NEW ACCOUNTING PRONOUNCEMENTS AND RULE ISSUANCES

In December 2020, the SEC voted to adopt a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of Section 2(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available, and the threshold for determining whether a fund must fair value a security. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth the recordkeeping requirements associated with fair value determinations. Finally, the SEC rescinded previously issued guidance on related issues, including the role of a board in determining fair value and the accounting and auditing of fund investments. Rule 2a-5 and Rule 31a-4 became effective on March 8, 2021, with a compliance date of September 8, 2022. Management has accessed the potential impact of the new rules on the Fund's financial statements and the implementation does not have a material impact on the Fund's financial statements.

5. LEVERAGE

The Fund may use leverage for investment purposes, which may include the use of borrowings, the issuance of preferred stock, and/or the use of derivatives or other transactions that may provide leverage (such as the investment of proceeds received from selling securities short). The Adviser will assess whether or not to engage in leverage based on its assessment of conditions in the debt and credit markets. Leverage, if used, may take the form of a borrowing or the issuance of preferred stock, although the Fund currently anticipates that leverage will primarily be obtained through the use of bank borrowings or other similar term loans.

The provisions of the 1940 Act further provide that the Fund may borrow or issue notes or debt securities in an amount up to 33 1/3% of its total assets or may issue preferred shares in an amount up to 50% of the Fund’s total assets (including the proceeds from leverage). Notwithstanding each of the limits discussed above, the Fund may enter into derivatives or other transactions (e.g., total return swaps) that may provide leverage (other than through borrowings or the issuance of preferred stock), but which are not subject to the above foregoing limitations, if the Fund earmarks or segregates liquid assets (or enters into offsetting positions) in accordance with applicable SEC regulations and interpretations to cover its obligations under those transactions and instruments. However, these transactions will entail additional expenses (e.g., transaction costs) which will be borne by the Fund.

Semi-Annual Report | January 31, 2023	37

RiverNorth Opportunities Fund, Inc.	Notes to Financial Statements

January 31, 2023 (Unaudited)

If the net rate of return on the Fund’s investments purchased with the leverage proceeds exceeds the interest or dividend rate payable on the leverage, such excess earnings will be available to pay higher dividends to the Fund’s stockholders. If the net rate of return on the Fund’s investments purchased with leverage proceeds does not exceed the costs of leverage, the return to stockholders will be less than if leverage had not been used. The use of leverage magnifies gains and losses to stockholders. Since the stockholders pay all expenses related to the issuance of debt or use of leverage, any use of leverage would create a greater risk of loss for stockholders than if leverage is not used. There can be no assurance that a leveraging strategy will be successful during any period in which it is employed.

The Fund entered into a $65,000,000 credit agreement for margin financing with Pershing LLC (the “Pershing Credit Agreement”). Per the Pershing Credit Agreement, the Fund may borrow at an interest rate of 0.85% plus the Overnight Bank Funding Rate. Prior to March 20, 2022, the Fund borrowed at an interest rate of 1.10% plus the Overnight Bank Funding Rate.

There was no outstanding balance on the credit facility during the six months ended January 31, 2023.

6. DISTRIBUTIONS TO COMMON SHAREHOLDERS

The Fund intends to make regular monthly distributions to stockholders at a constant and fixed (but not guaranteed) rate that is reset annually to a rate equal to a percentage of the average of the Fund’s NAV per share (the “Distribution Amount”), as reported for the final five trading days of the preceding calendar year (the “Distribution Rate Calculation”). The Distribution Amount is set by the Board and may be adjusted from time to time. The Fund’s intention is that monthly distributions paid to stockholders throughout a calendar year will be at least equal to the Distribution Amount (plus any additional amounts that may be required to be included in a distribution for federal or excise tax purposes) and that, on the close of the calendar year, the Distribution Amount applicable to the following calendar year will be reset based upon the new results of the Distribution Rate Calculation.

Dividends and distributions may be payable in cash or shares of common stock, with stockholders having the option to receive additional common stock in lieu of cash. The Fund may at times, in its discretion, pay out less than the entire amount of net investment income earned in any particular period and may at times pay out such accumulated undistributed income in addition to net investment income earned in other periods in order to permit the fund to maintain a more stable level of distributions. As a result, the dividend paid by the Fund to common stockholders for any particular period may be more or less than the amount of net investment income earned by the Fund during such period. Any distribution that is treated as a return of capital generally will reduce a shareholder’s basis in his or her shares, which may increase the capital gain or reduce the capital loss realized upon the sale of such shares. Any amounts received in excess of a shareholder’s basis are generally treated as capital gain, assuming the shares are held as capital assets. The Fund’s ability to maintain a stable level of distributions to stockholders will depend on a number of factors, including the stability of income received from its investments and the costs of any leverage. As portfolio and market conditions change, the amount of dividends on the Fund’s common stock could change. For federal income tax purposes, the Fund is required to distribute substantially all of its net investment income each year to both reduce its federal income tax liability and to avoid a potential federal excise tax. The Fund intends to distribute all realized net capital gains, if any, at least annually.

38	www.rivernorth.com

RiverNorth Opportunities Fund, Inc.	Notes to Financial Statements

January 31, 2023 (Unaudited)

7. CUMULATIVE PERPETUAL PREFERRED STOCK

At January 31, 2023, the Fund had issued and outstanding 3,910,000 shares of Series A Cumulative Perpetual Preferred Stock, listed under trading symbol RIVPRA on the NYSE, with a par value of $0.0001 per share and a liquidation preference of $25.00 per share plus accrued and unpaid dividends (whether or not declared). The Fund issued 3,910,000 shares of Series A Cumulative Perpetual Preferred Stock on April 20, 2022. The Series A Cumulative Perpetual Preferred Stock is entitled to voting rights and a dividend at a rate of 6.00% per year, paid quarterly, based on the $25.00 liquidation preference before the common stock is entitled to receive any dividends. The Series A Cumulative Perpetual Preferred Stock is generally not redeemable at the Fund’s option prior to May 15, 2027, and is subject to mandatory redemption by the Fund in certain circumstances. On or after May 15, 2027, the Fund may redeem in whole, or from time to time in part, outstanding Series A Cumulative Perpetual Preferred Stock at a redemption price per share equal to the per share liquidation preference of $25.00 per share, plus accumulated and unpaid dividends, if any, through the date of redemption.

Series	First Redemption Date	Fixed Rate	Shares Outstanding	Aggregate Liquidation Preference	Fair Value
Series A	May 15, 2027	6.000%	3,910,000	$97,750,000	$93,879,100

8. CAPITAL TRANSACTIONS

The Fund’s authorized capital stock consists of 37,500,000 shares of common stock, $0.0001 par value per share, all of which is initially classified as common shares. Under the rules of the NYSE applicable to listed companies, the Fund is required to hold an annual meeting of stockholders in each year.

Under the Fund’s Charter, the Board is authorized to classify and reclassify any unissued shares of stock into other classes or series of stock and authorize the issuance of shares of stock without obtaining stockholder approval. Also, the Fund’s Board, with the approval of a majority of the entire Board, but without any action by the stockholders of the Fund, may amend the Fund’s Charter from time to time to increase or decrease the aggregate number of shares of stock of the Fund or the number of shares of stock of any class or series that the Fund has authority to issue.

During the years ended July 31, 2021 and January 31, 2023, the Board approved rights offerings to participating shareholders of record who were allowed to subscribe for new common shares of the Fund. Record date shareholders received one right for each common share held on the respective record dates. For every three rights held, a holder of the rights was entitled to buy one new common share of the Fund. Record date shareholders who fully exercised all rights initially issued to them in the primary subscription were entitled to buy those common shares that were not purchased by other record date shareholders. The Fund issued new shares of common stock at 95% of NAV per share for the October 2, 2020 rights offering, and at 97.5% of NAV per share for the October 1, 2021 rights offering. Offering costs were charged to paid-in-capital upon the exercise of the rights.

Semi-Annual Report | January 31, 2023	39

RiverNorth Opportunities Fund, Inc.	Notes to Financial Statements

January 31, 2023 (Unaudited)

The shares of common stock issued, subscription price, and offering costs for the rights offerings were as follows:

Record Date	Expiration Date	Shares of common stock issued	Subscription price	Gross Proceeds	Offering costs	Net Proceeds
October 1, 2021	November 5, 2021	4,373,407	$16.81	$73,516,972	$191,237	$73,325,735
October 14, 2022	November 8, 2022	2,752,078	$11.97	$32,942,374	$154,306	$32,788,068

On August 31, 2018, the Fund entered into a sales agreement with Jones Trading Institutional Services LLC (“Jones”), under which the Fund may from time to time offer and sell up to 3,300,000 of the Fund's common stock in an “at-the-market” offering. On November 11, 2020, the agreement with Jones was terminated and the Fund entered into a distribution agreement with ALPS Distributors, Inc. (“ADI”), pursuant to which the Fund may offer and sell up to 3,196,130 shares of the Fund's common stock from time to time through ADI. On September 17, 2021, the Fund entered into a new distribution agreement with ADI, pursuant to which the Fund may offer and sell an additional 5,000,000 shares of the Fund's common stock from time to time through ADI, for a total of 8,196,130 shares.

The shares of common stock issued, gross proceeds from the sale of shares, and commissions to Jones and ADI were as follows:

Period Ended	Shares of common stock issued	Gross Proceeds	Commissions		Offering Costs	Net Proceeds
July 31, 2022	1,335,578	$22,707,554	$227,219	*	$14,966	$22,465,369
January 31, 2023	345,717	$5,144,378	$51,562	*	$8,378	$5,084,438

*	Includes commissions in the amount of $45,415 and $10,289 retained by the Fund's related party distributor, ADI for the year ended July 31, 2022 and the six months ended January 31, 2023, respectively.

The Fund's 2020 rights offering and previous at-the-market offerings were made under the shelf registration statement that was initially effective with the SEC on July 26, 2018. Offering costs incurred through January 31, 2023 as a result of the Fund's shelf registration statement initially effective with the SEC on September 17, 2021 are approximately $859,430. The Fund's 2021 rights offerings, the current at-the-market offering and preferred shares offering were made under this shelf registration statement. Management estimates an additional $477,972 of costs expected to be incurred resulting in total offering costs of approximately $1,337,402. The Statement of Assets and Liabilities reflects the current offering costs of $71,553 as accrued offering costs. These offering costs, as well as offering costs incurred subsequent to January 31, 2023, will be charged to paid-in-capital upon the issuance of shares.

40	www.rivernorth.com

RiverNorth Opportunities Fund, Inc.	Notes to Financial Statements

January 31, 2023 (Unaudited)

Additional shares of the Fund may be issued under certain circumstances, including pursuant to the Fund’s Automatic Dividend Reinvestment Plan, as defined within the Fund’s organizational documents. Additional information concerning the Automatic Dividend Reinvestment Plan is included within this report.

9. PORTFOLIO INFORMATION

Purchases and Sales of Securities: For the six months ended January 31, 2023, the cost of purchases and proceeds from sales of securities, excluding short-term securities, were $145,738,399, and $131,743,094, respectively.

10. TAXES

Classification of Distributions: Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

The tax character of distributions paid during the year ended July 31, 2022 was as follows:

For the Year Ended July 31, 2022
Ordinary Income (Common)	$10,126,899
Ordinary Income (Preferred)	412,822
Tax-Exempt Income	–
Long-Term Capital Gain	5,642,848
Return of Capital	22,464,896
Total	$38,647,465

Tax Basis of Investments: Net unrealized appreciation/(depreciation) of investments based on federal tax cost as of January 31, 2023, was as follows:

Cost of investments for income tax purposes	$230,861,396
Gross appreciation on investments (excess of value over tax cost)(a)	13,446,734
Gross depreciation on investments (excess of tax cost over value)(a)	(15,165,383)
Net unrealized depreciation on investments	$(1,718,649)

(a)	Includes appreciation/(depreciation) on securities sold short.

Semi-Annual Report | January 31, 2023	41

RiverNorth Opportunities Fund, Inc.	Notes to Financial Statements

January 31, 2023 (Unaudited)

The differences between book-basis and tax-basis are primarily due to wash sales, investments in passive foreign investment companies, and the tax treatment of certain other investments.

Federal Income Tax Status: For federal income tax purposes, the Fund currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its investment company taxable net income and realized gain, not offset by capital loss carryforwards, if any, to its shareholders. No provision for federal income taxes has been made.

As of and during the six months ended January 31, 2023, the Fund did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Fund recognizes the interest and penalties, if any, related to the unrecognized tax benefits as income tax expense in the Statement of Operations. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax periods and has concluded that no provision for federal income tax is required in the Fund’s financial statements. During the year, the Fund did not incur any interest or penalties. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return.

11. INDEMNIFICATIONS

Under the Fund’s organizational documents, its officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that may contain general indemnification clauses. The Fund’s maximum exposure under those arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

12. SUBSEQUENT EVENTS

Subsequent to January 31, 2023, the Fund paid the following distributions:

Ex-Date	Record Date	Payable Date	Rate (per share)
February 14, 2023	February 15, 2023	February 28, 2023	$0.1278
March 14, 2023	March 15, 2023	March 31, 2023	$0.1278

42	www.rivernorth.com

RiverNorth Opportunities Fund, Inc.	Dividend Reinvestment Plan

January 31, 2023 (Unaudited)

RiverNorth Opportunities Fund, Inc. (the “Fund”) has a dividend reinvestment plan commonly referred to as an “opt-out” plan. Unless the registered owner of the Fund’s shares of common stock (the “Common Shares”) elects to receive cash by contacting (the “Plan Administrator”), all dividends declared on Common Shares will be automatically reinvested by the Plan Administrator for shareholders in the Fund’s Automatic Dividend Reinvestment Plan (the “Plan”), in additional Common Shares. Common Shareholders who elect not to participate in the Plan will receive all dividends and other distributions in cash paid by check mailed directly to the shareholder of record (or, if the Common Shares are held in street or other nominee name, then to such nominee) by the Plan Administrator as dividend disbursing agent. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Administrator prior to the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution. Such notice will be effective with respect to a particular dividend or other distribution (together, a “Dividend”). Some brokers may automatically elect to receive cash on behalf of Common Shareholders and may re-invest that cash in additional Common Shares.

Whenever the Fund declares a Dividend payable in cash, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in Common Shares. The Common Shares will be acquired by the Plan Administrator for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized Common Shares from the Fund (“Newly Issued Common Shares”) or (ii) by purchase of outstanding Common Shares on the open market (“Open-Market Purchases”) on the New York Stock Exchange (“NYSE”) or elsewhere. If, on the payment date for any Dividend, the closing market price plus estimated brokerage commissions per Common Share is equal to or greater than the net asset value per Common Share, the Plan Administrator will invest the Dividend amount in Newly Issued Common Shares on behalf of the participants. The number of Newly Issued Common Shares to be credited to each participant’s account will be determined by dividing the dollar amount of the Dividend by the Fund’s net asset value per Common Share on the payment date. If, on the payment date for any Dividend, the net asset value per Common Share is greater than the closing market value plus estimated brokerage commissions (i.e., the Fund’s Common Shares are trading at a discount), the Plan Administrator will invest the Dividend amount in Common Shares acquired on behalf of the participants in Open-Market Purchases.

In the event of a market discount on the payment date for any Dividend, the Plan Administrator will have until the last business day before the next date on which the Common Shares trade on an “ex-dividend” basis or 30 days after the payment date for such Dividend, whichever is sooner (the “Last Purchase Date”), to invest the Dividend amount in Common Shares acquired in Open-Market Purchases. It is contemplated that the Fund will pay monthly income Dividends. If, before the Plan Administrator has completed its Open-Market Purchases, the market price per Common Share exceeds the net asset value per Common Share, the average per Common Share purchase price paid by the Plan Administrator may exceed the net asset value of the Common Shares, resulting in the acquisition of fewer Common Shares than if the Dividend had been paid in Newly Issued Common Shares on the Dividend payment date. Because of the foregoing difficulty with respect to Open-Market Purchases, the Plan provides that if the Plan Administrator is unable to invest the full Dividend amount in Open-Market Purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Administrator may cease making Open-Market Purchases and may invest the uninvested portion of the Dividend amount in Newly Issued Common Shares at the net asset value per Common Share at the close of business on the Last Purchase Date.

Semi-Annual Report | January 31, 2023	43

RiverNorth Opportunities Fund, Inc.	Dividend Reinvestment Plan

January 31, 2023 (Unaudited)

The Plan Administrator maintains all shareholders’ accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Common Shares in the account of each Plan participant will be held by the Plan Administrator on behalf of the Plan participant, and each shareholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Administrator will forward all proxy solicitation materials to participants and vote proxies for shares held under the Plan in accordance with the instructions of the participants.

Beneficial owners of Common Shares who hold their Common Shares in the name of a broker or nominee should contact the broker or nominee to determine whether and how they may participate in the Plan. In the case of Common Shareholders such as banks, brokers or nominees which hold shares for others who are the beneficial owners, the Plan Administrator will administer the Plan on the basis of the number of Common Shares certified from time to time by the record shareholder’s name and held for the account of beneficial owners who participate in the Plan.

There will be no brokerage charges with respect to Common Shares issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commissions incurred in connection with Open-Market Purchases. The automatic reinvestment of Dividends will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Dividends. Participants that request a sale of Common Shares through the Plan Administrator are subject to brokerage commissions.

The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants.

All correspondence or questions concerning the Plan should be directed to the Plan Administrator at Mail Stop: RiverNorth Opp, 430 West 7th Street, Kansas City, MO 64105-1407.

44	www.rivernorth.com

RiverNorth Opportunities Fund, Inc.	Additional Information

January 31, 2023 (Unaudited)

PORTFOLIO HOLDINGS

The Fund files a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT within 60 days after the end of the period. Copies of the Fund’s Form N-PORT are available without a charge, upon request, by contacting the Fund at 1-(844)-569-4750 and on the SEC’s website at http://www.sec.gov.

PROXY VOTING

A description of the Fund’s proxy voting policies and procedures is available (1) without charge, upon request, by calling 1-(844)-569-4750, (2) on the Fund’s website located at http://www.rivernorthcef.com, or (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the twelve-month period ended June 30th is available on the SEC’s website at http://www.sec.gov.

UNAUDITED TAX INFORMATION

Of the distributions paid by the Fund from ordinary income for the calendar year ended December 31, 2022, the following percentages met the requirements to be treated as qualifying for the corporate dividends received deduction and qualified dividend income:

	Dividend Received Deduction	Qualified Dividend Income
RiverNorth Opportunities Fund	5.80%	2.54%

In early 2023, if applicable, shareholders of record received this information for the distributions paid to them by the Funds during the calendar year 2022 via Form 1099. The Fund will notify shareholders in early 2024 of amounts paid to them by the Fund, if any, during the calendar year 2023.

Pursuant to Section 852(b)(3) of the Internal Revenue Code, RiverNorth Opportunities Fund designated $5,642,848 as long term capital gain dividends.

Semi-Annual Report | January 31, 2023	45

RiverNorth Opportunities Fund, Inc.	Data Privacy Policies and Procedures

FACTS	WHAT DOES RIVERNORTH OPPORTUNITIES FUND DO WITH YOUR PERSONAL INFORMATION?
WHY?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
WHAT?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	● Social Security number ● Assets ● Retirement Assets ● Transaction History ● Checking Account Information	● Purchase History ● Account Balances ● Account Transactions ● Wire Transfer Instructions
When you are no longer our customer, we continue to share your information as described in this notice.
HOW?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons RiverNorth Opportunities Fund chooses to share; and whether you can limit this sharing.
REASONS WE CAN SHARE YOUR PERSONAL INFORMATION		DOES RIVERNORTH OPPORTUNITIES INCOME FUND SHARE?	CAN YOU LIMIT THIS SHARING?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus		Yes	No
For our marketing purposes – to offer our products and services to you		No	We don't share
For joint marketing with other financial companies		No	We don't share
For our affiliates’ everyday business purposes – information about your transactions and experiences		No	We don't share
For our affiliates’ everyday business purposes – information about your creditworthiness		No	We don't share
For nonaffiliates to market to you		No	We don't share
QUESTIONS?	Call 1-(844)-569-4750

46	www.rivernorth.com

RiverNorth Opportunities Fund, Inc.	Data Privacy Policies and Procedures

WHO WE ARE
Who is providing this notice?	RiverNorth Opportunities Fund
WHAT WE DO
How does RiverNorth Opportunities Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does RiverNorth Opportunities Fund collect my personal information?

We collect your personal information, for example, when you

●    Open an account

●    Provide account information

●    Give us your contact information

●    Make deposits or withdrawals from your account

●    Make a wire transfer

●    Tell us where to send the money

●    Tells us who receives the money

●    Show your government-issued ID

●    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

●    Affiliates from using your information to market to you

●    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

DEFINITIONS
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● RiverNorth Opportunities Fund does not share with our affiliates for marketing purposes.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● RiverNorth Opportunities Fund does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● RiverNorth Opportunities Fund does not jointly market.

Semi-Annual Report | January 31, 2023	47

Board of Directors

Patrick W. Galley, CFA, Chairman

John K. Carter

J. Wayne Hutchens

David M. Swanson

Jerry R. Raio

Lisa B. Mougin

Investment Adviser

RiverNorth Capital Management, LLC

Fund Administrator

ALPS Fund Services, Inc.

Transfer Agent and

Dividend Disbursing Agent

DST Systems, Inc

Custodian

State Street Bank and Trust Company

Independent Registered

Public Accounting Firm

Cohen & Company, Ltd.

RiverNorth Capital Management, LLC

360 South Rosemary Avenue, Suite 1420

West Palm Beach, FL 33401

Secondary market support provided to the Fund by ALPS Fund Services, Inc.’s affiliate ALPS Distributors, Inc., a FINRA member.

This report is provided for the general information of the shareholders of the RiverNorth Opportunities Fund, Inc. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

(b)	Not applicable

Item 2.	Code of Ethics.

Not applicable to semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to semi-annual report.

Item 6.	Schedule of Investments.

(a)	Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this form.

(b)	Not applicable to the Registrant.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to semi-annual report.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable to semi-annual report.

(b)	Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

None.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Board of Directors of the Registrant.

Item 11.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures, required by Rule 30a-3(b) under the Investment Company Act of 1940, as amended, and Rules 13a-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this document.

(b)	There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

None.

Item 13.	Exhibits.

(a)(1)	Not applicable to semi-annual report.

(a)(2)	The certifications of the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	The certifications of the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RiverNorth Opportunities Fund, Inc.

By:	/s/ Patrick W. Galley
Name:	Patrick W. Galley
Title:	President

Date:	April 6, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick W. Galley
Name:	Patrick W. Galley
Title:	President

Date:	April 6, 2023

By:	/s/ Jonathan M. Mohrhardt
Name:	Jonathan M. Mohrhardt
Title:	Treasurer and Chief Financial Officer

Date:	April 6, 2023